Accounts Receivable	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Accounts Receivable

Note 5 – Accounts Receivable

As of June 30, 2023 and December 31, 2022, the Company’s accounts receivable consisted of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Gross accounts receivable	$753,463	$3,044,718
Less: allowance for doubtful accounts	(74,860)	(163,479)
Accounts receivable, net	$678,603	$2,881,239

IMAC HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023

(Unaudited)

Note 5 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2022	2021

Accounts receivable, net of contractual adjustments	$3,044,718	$1,290,312
Less: allowance for doubtful accounts	(163,479)	(80,979)
Accounts receivable, net	$2,881,239	$1,209,333

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Accounts Receivable

NOTE 4 – ACCOUNTS RECEIVABLE

On June 30, 2023 and September 30, 2022, accounts receivable consisted of the following:

	June 30, 2023	September 30, 2022
Accounts receivable	$29,000	$35,957
Less: allowance for doubtful accounts	(14,000)	(3,832)
Accounts receivable, net	$15,000	$32,125

For the nine months ended June 30, 2023 and 2022, bad debt expense amounted to $10,172 and $0, respectively. In February 2023, the Company received $3,828 of accounts receivable previously written off.

NOTE 5 – ACCOUNTS RECEIVABLE

On September 30, 2022 and 2021, accounts receivable consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable	$35,957	$-
Less: allowance for doubtful accounts	(3,832)	-
Accounts receivable, net	$32,125	$-

For the years ended September 30, 2022 and 2021, bad debt expense amounted to $39,426 and $0, respectively.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021